Stock-Based Compensation - Summary of Parent's Modified Time-based Restricted Stock Awards (Detail) (Modified Time-based Restricted Stock Awards [Member], USD $)	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 10, 2014	Dec. 31, 2014	Dec. 31, 2014
Modified Time-based Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Shares, Beginning Balance	118,123	108,055	118,123
Granted, Shares	0	0	0
Vested, Shares		(775)
Forfeited, Shares	(10,068)
Unvested Shares, Ending Balance	108,055	107,280	107,280
Unvested Weighted-Average Grant Date Fair Value per Share, Beginning Balance	$ 131.83	$ 115.30	$ 131.83
Granted, Weighted-Average Grant Date Fair Value per Share	$ 0	$ 0
Vested, Weighted-Average Grant Date Fair Value per Share		$ 115.30
Forfeited, Weighted-Average Grant Date Fair Value per Share	$ 97.45
Unvested Weighted-Average Grant Date Fair Value per Share, Ending Balance	$ 115.30	$ 115.30	$ 115.30